Expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses by nature
Raw materials and consumables used	$ 1,120,540	$ 956,909	$ 980,533
Employee benefit expenses	278,285	233,755	202,876
Depreciation and amortization	270,454	275,034	295,258
Freight costs	75,674	68,962	73,871
Services, miscellaneous	156,491	89,426	77,772
Other expenses	17,239	32,967	23,838
Total	1,918,683	1,657,053	1,654,148
Reconciliation
Cost of products sold	1,681,202	1,439,101	1,463,290
Selling expenses	89,239	90,647	84,559
General and administrative expenses	148,242	127,305	106,299
Total	$ 1,918,683	$ 1,657,053	$ 1,654,148